Note 4 - Accrued Liabilities - Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Customer advance payments	$ 1,418	$ 20
Accrued professional fees	432	388		$ 117
Accrued bonuses	164	613
Accrued vacation	121	68		86
Accrued clinical trial costs	89	112
Other accruals	184	112		20
Total accrued liabilities	$ 2,408	$ 1,293	[1]	$ 223

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.